Organization And Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Organization And Basis Of Presentation [Abstract]
Organization And Basis Of Presentation

1. ORGANIZATION AND BASIS OF PRESENTATION

Hanwha SolarOne Co., Ltd. (formerly known as Solarfun Power Holdings Co., Ltd.) (the "Company") was incorporated under the laws of the Cayman Islands on June 12, 2006 and its principal activity is investment holding. The principal activities of its subsidiaries are described in the table below. The Company together with its subsidiaries listed below are referred to as the "Group" hereinafter.

Pursuant to a share transfer agreement signed between a subsidiary of the Group, Shanghai Linyang Solar Technology Co., Ltd. ("Solar Shanghai"), with three individual non-controlling shareholders of Solar Shanghai (i.e., Cui Rongqiang, Gu Yongliang, Wang Guoyu) on November 16, 2009, the three individual shareholders agreed to transfer their interests of 10%, 5% and 2%, respectively, to Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong") (previously known as Jiangsu Linyang Solarfun Co., Ltd.) for cash consideration of RMB500,000, RMB250,000 and RMB100,000, respectively, which was the original paid-in capital of the three individual shareholders when Solar Shanghai was set up in 2006. Before the share transfer, Solar Shanghai distributed a dividend to each of the three individual shareholders of RMB3,400,000 in cash, representing the proportionate profit attributed to the non-controlling shareholders from the date of inception to the date of the share transfer. After the share transfer, Solar Shanghai became a wholly owned subsidiary of the Group.

In May 2010, the Group established Hanwha Solar Electric Power Engineering Co., Ltd. ("Solar Engineering") (previously known as Jiangsu Linyang Solar Electric Power Engineering Co., Ltd.). The registered capital of Solar Engineering is RMB50,000,000, contributed by the Group on May 25, 2010. The principal activity of Solar Engineering is to provide construction services to build solar power systems in the People's Republic of China ("PRC" or "China").

On April 15, 2011, the Group established two wholly owned subsidiaries, Hanwha SolarOne (Nantong) Co., Ltd. ("SolarOne Nantong") and Nantong Hanwha Import & Export Co., Ltd. ("Nantong Hanwha I&E"). The registered capital of SolarOne Nantong and Nantong Hanwha I&E is US$40,000,000 and RMB5,000,000, respectively, which has been received as of December 31, 2011. The principal activity of SolarOne Nantong is to develop, manufacture and sell PV products to both domestic and overseas customers. Nantong Hanwha I&E is mainly engaged in import and export business. Solar One Nantong and Nantong Hanwha I&E have not yet commenced operations as of December 31, 2011.

As of December 31, 2011, the Company's subsidiaries included the following entities:

Name of subsidiary	Date of incorporation/ establishment/ acquisition	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Hanwha SolarOne Investment Holding Ltd. ("SolarOne Investment") (previously known as Linyang Solar Power Investment Holding Ltd.)	May 17, 2006	British Virgin Islands	100%	Investment holding

Hanwha SolarOne Hong Kong Limited ("SolarOne HK") (previously known as Solarfun Power Hong Kong Limited)	May 16, 2007	Hong Kong	100%	Investment holding and international procurement

Hanwha SolarOne U.S.A. Inc. ("SolarOne USA") (previously known as Solarfun USA, Inc.)	September 18, 2007	United States of America	100%	International sales

Hanwha SolarOne GmbH ("SolarOne GmbH") (previously known as Solarfun Power Deutschland GmbH)	February 14, 2008	Germany	100%	International sales

SolarOne Nantong	April 15, 2011	PRC	100%	Development, manufacturing and sales of PV products to both domestic and overseas customers

SolarOne Qidong	August 27, 2004	PRC	100%	Development, manufacturing and sales of photovoltaic ("PV") products to overseas customers

Solar Shanghai	March 29, 2006	PRC	100%	Sales of PV products to PRC customers

Hanwha Solar Engineering Research and Development Center Co., Ltd. ("Solar R&D") (previously known as Jiangsu Linyang Solarfun Engineering Research and Development Center Co., Ltd.)	April 9, 2007	PRC	100%	Research and development

Hanwha SolarOne Technology Co., Ltd. ("SolarOne Technology") (previously known as Yangguang Solar Technology Co., Ltd.)	July 31, 2007	PRC	100%	Manufacturing of silicon ingots

Solar Engineering	May 25, 2010	PRC	100%	Provide construction services to build solar power systems in the PRC

Nantong Hanwha I&E	April 15, 2011	PRC	100%	Import and export business